Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Performance Shares	Assumptions used to calculate the grant date fair value of the performance shares granted during 2022 were as follows:

December 2022
Expected volatility	76.76%
Risk-free interest rate	3.89%

Schedule of Restricted Stock Units and Performance Shares
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, expect for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	1,870	625	2,495	$7.34
Vested	—	—	—	$—
Forfeited	—	—	—	$—

Nonvested, end of period	1,870	625	2,495	$7.34

As of December 31, 2022, there was $17,810 thousand of unrecognized compensation cost related to RSUs settled in stock that is expected to be recognized over a weighted-average period of 2.83 years.
Restricted Stock Units - Settled in Cash
– Time-Based RSUs and Performance RSUs settled in cash are recorded in the Consolidated balance sheets as a liability until vested. The fair value is determined based on the market price of the Company’s stock and is remeasured at each balance sheet date.
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	64	24	88	$7.52
Vested	—	—	—	$—
Forfeited	—	—	—	$—

Nonvested, end of period	64	24	88	$7.52

As of December 31, 2022, there was $521 thousand of unrecognized compensation cost related to RSUs settled in cash that is expected to be recognized over a weighted-average period of 2.92 years.
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Shares & Units	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	—	$—
Awards transferred to cash payment	76	$33
Granted	44	$43
Vested	(36)	$36
Forfeited	(11)	$37

Nonvested, end of period	73	$38